Net Loss Per Share (Tables)	12 Months Ended
Apr. 30, 2023
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Basic And Diluted
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended April 30
	2021	2022	2023
	JPY	JPY	JPY	US$
	(in thousands, except share and per share data)
Common Stock
Numerator:
Net loss attributable to stockholders	¥(759,484)	¥(1,109,468)	¥(1,965,491)	$(14,453)
Denominator:
Weighted average shares outstanding used to compute net loss per share, basic and diluted*	6,000,000	6,000,000	6,771,025	6,771,025
Basic and diluted	¥(126.58)	¥(184.91)	¥(290.28)	$(2.13)

*	On April 28, 2023, the Company effectuated a 600-for-one forward split. Shares have been retroactively restated.

Schedule Of Antidilutive Securities Excluded From Calculation Of Diluted Net Loss Per Share
The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect.

	As of April 30,
	2021	2022	2023

Options	1,342,200	1,243,200	1,276,800
Series B convertible preferred stock	2,212,800	2,212,800	—
Series BB convertible preferred stock	242,400	242,400	—
Series A convertible preferred stock	2,760,000	2,760,000	—
Series AA convertible preferred stock	666,600	666,600	—